Other Income and Other Expenses	12 Months Ended
Dec. 31, 2020
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Other Income and Other Expenses
20.	Other Income and Other Expenses

(a)	Details of other income for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Foreign currency gain	~~W~~	970,306	1,174,376	1,688,838
Gain on disposal of property, plant and equipment		6,620	35,788	37,835
Gain on disposal of intangible assets		239	552	111
Reversal of impairment loss on intangible assets		348	960	1,110
Rental income		3,584	3,098	3,629
Gain on disposal of non-current assets held for sales		—	8,353	—
Others		23,040	44,124	53,123

	~~W~~	1,004,137	1,267,251	1,784,646

(b)	Details of other expenses for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Foreign currency loss	~~W~~	1,030,084	1,235,054	1,730,703
Other bad debt expenses		4	1,379	—
Loss on disposal of property, plant and equipment		15,048	40,897	60,294
Impairment loss on property, plant and equipment		43,601	1,550,430	38,494
Loss on disposal of intangible assets		—	139	368
Impairment loss on intangible assets		82	249,450	79,593
Donations		7,698	693	934
Loss on liquidation of investments in subsidiaries		—	—	72,654
Others		18,716	19,701	16,240

	~~W~~	1,115,233	3,097,743	1,999,280